Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment [Abstract]
Disclosure of Property and Equipment [text block]
21 –
Property and Equipment
in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction-in-progress	Property and equipment owned (IAS 16)	Right-of-use for leased assets (IFRS 16)	Total
Cost of acquisition:
Balance as of January 1, 2020	656	2,380	2,961	155	6,153	3,533	9,686
Changes in the group of consolidated companies	0	(1)	0	0	(1)	(1)	(3)
Additions	2	128	47	335	512	1,806	2,317
Transfers	8	173	43	(97)	127	(388)	(261)
Reclassifications (to)/from “held for sale”	(73)	(65)	0	(1)	(139)	(0)	(139)
Disposals	2	223	96	0	321	41	362
Exchange rate changes	(4)	(50)	(58)	(5)	(117)	(64)	(181)
Balance as of December 31, 2020	587	2,343	2,897	387	6,214	4,844	11,058
Changes in the group of consolidated companies	(1)	0	0	0	(1)	0	(1)
Additions	0	113	46	391	550	254	804
Transfers	58	(8)	354	(321)	83	367	451
Reclassifications (to)/from “held for sale”	(131)	(16)	(94)	(1)	(241)	0	(241)
Disposals	0	187	146	79	412	165	578
Exchange rate changes	1	38	45	21	105	139	244
Balance as of December 31, 2021	514	2,283	3,102	398	6,297	5,439	11,737
Accumulated depreciation and impairment:
Balance as of January 1, 2020	325	1,841	1,927	0	4,093	663	4,756
Changes in the group of consolidated companies	0	(1)	0	0	(1)	0	(1)
Depreciation	16	171	187	0	373	648	1,021
Impairment losses	5	2	8	0	16	77	93
Reversals of impairment losses	3	0	0	0	3	10	12
Transfers	2	145	2	0	149	5	153
Reclassifications (to)/from “held for sale”	(25)	(53)	0	0	(78)	0	(78)
Disposals	1	206	89	0	296	11	307
Exchange rate changes	(3)	(42)	(45)	0	(90)	(24)	(114)
Balance as of December 31, 2020	317	1,856	1,989	0	4,163	1,347	5,510
Changes in the group of consolidated companies	(1)	0	0	0	(1)	0	(1)
Depreciation	16	140	204	0	360	631	991
Impairment losses	12	7	39	1	59	99	158
Reversals of impairment losses	0	0	0	0	0	18	18
Transfers	57	16	10	0	84	2	85
Reclassifications (to)/from “held for sale”	(115)	(15)	(62)	0	(191)	0	(191)
Disposals	0	178	125	0	303	133	436
Exchange rate changes	1	34	39	0	74	29	103
Balance as of December 31, 2021	288	1,860	2,095	1	4,244	1,957	6,201

Carrying amount:
Balance as of December 31, 2020	270	487	908	387	2,051	3,497	5,549
Balance as of December 31, 2021	226	423	1,007	398	2,054	3,482	5,536

Depreciation expenses, impairment losses and reversal of impairment losses on property and equipment are recorded within general and administrative expenses for the income statement.
The carrying value of items of property and equipment on which there is a restriction on sale was € 22 million and € 23 million as of December 31, 2021 and December 31, 2020, respectively.
Commitments for the acquisition of property and equipment were € 35 million at year-end 2021 and € 27 million at year-end 2020.
The Group leases many assets including land and buildings, vehicles and IT equipment for which it records right-of-use assets. During 2021, additions to right-of-use assets amounted to € 254 million and largely reflected new real estate leases. Depreciation charges of € 631 million recognized in 2021 mainly resulted from planned consumption of right-of-use assets for property leases over their contractual terms. The carrying amount of right-of-use assets of € 3.5 billion included in Total Property and equipment as of December 31, 2021 predominantly represented leased properties of € 3.5 billion and vehicle leases of € 11 million. For more information on the Group´s leased properties and related disclosures required under IFRS 16, please refer to Note 22 “Leases”.